Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Parties [Abstract]
Components of loans from related parties

	December 31,
	2013	2012

Promissory notes, 30% interest, maturing in June 2013, unsecured	$3,925,000	$350,000
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694
Owner of IPC, unsecured, 15% interest, due on demand	100,000
Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	5,607	19,402
	4,136,301	475,096
Less: current portion of debt	(4,030,607)	(378,102)
Long-term portion of notes payable, related parties	$105,694	$96,994